CONDENSED CONSOLIDATED STATEMENTS OF PROFIT OR LOSS (UNAUDITED) ¥ in Thousands, $ in Thousands	6 Months Ended			12 Months Ended
	Jun. 30, 2024 USD ($) $ / shares	Jun. 30, 2024 CNY (¥) ¥ / shares	Jun. 30, 2023 CNY (¥) ¥ / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2023 CNY (¥) ¥ / shares	Dec. 31, 2022 CNY (¥) ¥ / shares	Dec. 31, 2021 CNY (¥) ¥ / shares
CONTINUING OPERATIONS
Administrative expenses	$ (550)	¥ (3,996)	¥ (4,879)	$ (1,820)	¥ (12,883)	¥ (25,248)	¥ (11,076)
Other income			500	529	3,742	699	599
Fair value (loss)/gain on financial instruments	531	3,862	(86)	120	847	1,007	(38,349)
Finance costs	(4)	(30)	(44)	(7)	(48)	191	(166)
Finance income	6	42	3	1	5	13	13
LOSS BEFORE INCOME TAX	(17)	(122)	(4,506)	(1,177)	(8,337)	(23,338)	(48,979)
Income tax expense							5,095
LOSS FOR THE PERIOD FROM CONTINUING OPERATIONS	(17)	(122)	(4,506)	(1,177)	(8,337)	(23,338)	(43,884)
DISCONTINUED OPERATIONS
Loss for the period from discontinued operations, net of tax			(4,955)	(580)	(4,106)	1,042	(11,087)
LOSS FOR THE PERIOD	(17)	(122)	(9,461)	(1,757)	(12,443)	(22,296)	(54,971)
Owners of the Company
From continuing operations	(17)	(122)	(4,506)	(1,177)	(8,337)	(23,338)	(43,884)
From discontinued operations			(6,236)	(777)	(5,504)	(1,285)	(4,268)
Non-controlling interests
From continuing operations
From discontinued operations			1,281	197	1,398	2,327	(6,819)
LOSS FOR THE PERIOD	$ (17)	¥ (122)	¥ (9,461)	$ (1,757)	¥ (12,443)	¥ (22,296)	¥ (54,971)
Basic and diluted
Basic loss from continuing operations | (per share)		¥ (0.01)	¥ (0.55)	$ (0.15)	¥ (1.01)	¥ (2.85)	¥ (5.39)
Diluted loss from continuing operations | (per share)		(0.01)	(0.55)	(0.15)	(1.01)	(2.85)	(5.39)
Basic loss from discontinued operations | (per share)			(0.76)	(0.09)	(0.67)	(0.15)	(0.52)
Diluted loss from discontinued operations | (per share)			(0.76)	(0.09)	(0.67)	(0.15)	(0.52)
Basic Loss per share | (per share)		(0.01)	(1.31)	(0.24)	(1.68)	(3.00)	(5.91)
Diluted Loss per share | (per share)		¥ (0.01)	¥ (1.31)	$ (0.24)	¥ (1.68)	¥ (3.00)	¥ (5.91)